UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 63.6%
	BRAZIL – 16.7%
$100,000	Banco BMG S.A. 6.50%, 3/14/2014	$98,500
	Banco Daycoval S.A.
300,000	6.50%, 3/16/2015	313,500
300,000	6.25%, 1/28/2016	315,639
300,000	Banco Fibra S.A. 5.13%, 4/29/2013	300,924
800,000	Banco Industrial e Comercial S.A. 6.25%, 1/20/2013	800,980
100,000	Banco Santander Brasil S.A. 4.50%, 4/6/2015	104,000
100,000	Bertin S.A. / Bertin Finance Ltd. 10.25%, 10/5/2016	110,500
300,000	Braskem International Ltd. 9.38%, 6/1/2015	343,500
100,000	Cosipa Commercial Ltd. 8.25%, 6/14/2016	114,000
700,000	Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba 10.50%, 7/19/2013	733,250
300,000	Gol Finance 7.50%, 4/3/20171	285,000
1,100,000	JBS S.A. 10.50%, 8/4/2016	1,234,695
201,000	Tam Capital, Inc. 7.38%, 4/25/20171	217,420
		4,971,908
	CHILE – 6.5%
400,000	Banco Santander Chile 5.38%, 12/9/2014	423,440
700,000	CorpGroup Interhold S.A. 8.00%, 3/30/20151	724,500
590,339	Inversiones Alsacia S.A. 8.00%, 8/18/20181	595,508
200,000	Telefonica Moviles Chile S.A. 2.88%, 11/9/20151	202,698
		1,946,146
	COLOMBIA – 5.3%
	AES Chivor & Cia SCA ESP
800,000	9.75%, 12/30/20141	908,240
200,000	9.75%, 12/30/20141	227,060

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COLOMBIA (Continued)
$400,000	Grupo Aval Ltd. 5.25%, 2/1/20171	$427,800
		1,563,100
	COSTA RICA – 2.1%
600,000	Costa Rica Government International Bond 6.55%, 3/20/2014	630,600

	EL SALVADOR – 3.2%
500,000	AES El Salvador Trust 6.75%, 2/1/2016	518,750
400,000	Telemovil Finance Co., Ltd. 8.00%, 10/1/20171	435,000
		953,750
	GERMANY – 1.5%
400,000	Dresdner Bank A.G. 7.25%, 9/15/2015	430,970

	MEXICO – 22.9%
800,000	Alestra S.A. 11.75%, 8/11/20141	906,000
1,300,000	Cemex Finance LLC 9.50%, 12/14/20161	1,410,500
700,000	Controladora Mabe S.A. C.V. 6.50%, 12/15/20151	749,000
100,000	Corp GEO S.A.B. de C.V. 8.88%, 9/25/2014	106,500
400,000	Credito Real S.A. de C.V. 10.25%, 4/14/20151	436,272
400,000	Desarrolladora Homex S.A.B. de C.V. 7.50%, 9/28/20151	406,000
500,000	Empresas ICA S.A.B. de C.V. 8.38%, 7/24/20171	535,600
1,400,000	Financiera Independencia S.A.B. de C.V. 10.00%, 3/30/2015	1,428,000
300,000	Grupo Elektra S.A. de C.V. 7.25%, 8/6/20181	313,500
100,000	TV Azteca S.A.B. de C.V. 7.50%, 5/25/20181	108,000
400,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 8.50%, 4/19/20161	398,000
		6,797,372

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	PARAGUAY – 1.3%
$350,000	Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.75%, 2/11/2016	$374,500

	PERU – 2.0%
250,000	Banco de Credito del Peru 4.75%, 3/16/20161	266,250
300,000	Intercorp Retail Trust 8.88%, 11/14/20181	342,750
		609,000
	UNITED STATES – 2.1%
163,091	Continental Airlines 2007-1 Class C Pass-Through Trust 7.34%, 4/19/20141	169,614
150,000	International Lease Finance Corp. 6.38%, 3/25/2013	152,138
300,000	JC Penney Corp., Inc. 6.88%, 10/15/2015	291,750
		613,502
	TOTAL CORPORATE BONDS (Cost $18,580,437)	18,890,848

Number of Shares

	COMMON STOCKS – 33.5%
	CONSUMER DISCRETIONARY – 4.0%
96,000	Desarrolladora Homex S.A.B. de C.V. - ADR (Mexico)*	1,198,080

	CONSUMER STAPLES – 0.7%
24,000	Alicorp S.A. (Peru)	78,041
9,329	Grupo Nutresa S.A. (Colombia)	134,207
		212,248
	ENERGY – 0.7%
1,700	Hess Corp.	90,032
6,000	Petroleo Brasileiro S.A. - ADR (Brazil)	116,820
		206,852
	FINANCIALS – 11.0%
30,000	Banco Davivienda S.A. (Colombia)	398,642
10,000	Banco Latinoamericano de Comercio Exterior S.A. - Cl. E (Panama)	215,600
64,000	Bank of America Corp.	742,400
57,258	BBVA Banco Continental S.A. (Peru)	149,398

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
12,951	Citigroup, Inc.	$512,342
50,000	Grupo Financiero Banorte S.A.B. de C.V. - Cl. O (Mexico)	322,791
20,000	MetLife, Inc.	658,800
8,000	Wells Fargo & Co.	273,440
		3,273,413
	INDUSTRIALS – 5.1%
60,000	Avianca Taca Holding S.A. (Colombia)	153,650
150,000	Construcciones El Condor S.A. (Colombia)	134,550
150,000	Constructora Conconcreto S.A. (Colombia)	114,601
115,010	Ferreyros S.A. (Peru)	99,127
50,000	Grana y Montero S.A. (Peru)	190,010
15,000	Grupo Argos S.A. (Colombia)	178,268
25,000	Lan Airlines S.A. - ADR (Chile)	589,000
30,000	Salfacorp S.A. (Chile)	61,387
		1,520,593
	MATERIALS – 7.3%
60,356	Cemex S.A.B. de C.V. - ADR (Mexico)*	595,715
36,000	Cia de Minas Buenaventura S.A. - ADR (Peru)	1,294,200
240,006	Corp Aceros Arequipa S.A. (Peru)	92,147
20,000	Empresas CMPC S.A. (Chile)	73,855
2,000	Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	115,280
96	Southern Copper Corp. (Peru)	3,635
		2,174,832
	TELECOMMUNICATION SERVICES – 2.6%
33,000	America Movil S.A.B. de C.V. - ADR (Mexico)	763,620

	UTILITIES – 2.1%
50,000	Empresa de Distribucion Electrica de Lima Norte S.A. (Peru)	86,386
501,576	Empresa de Energia de Bogota S.A. (Colombia)	360,498
4,000	Enersis S.A. - ADR (Chile)	72,880
28,000	Luz del Sur SAA (Peru)	94,339
		614,103
	TOTAL COMMON STOCKS (Cost $10,322,111)	9,963,741

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.9%
$561,382	UMB Money Market Fiduciary , 0.01%	$561,382

	TOTAL SHORT-TERM INVESTMENTS (Cost $561,382)	561,382

	TOTAL INVESTMENTS – 99.0% (Cost $29,463,930)	29,415,971
	Other Assets in Excess of Liabilities – 1.0%	303,206

	TOTAL NET ASSETS – 100.0%	$29,719,177

Number of Shares

	SECURITIES SOLD SHORT – (1.5)%
	COMMON STOCKS – (1.5)%
	FINANCIALS – (1.5)%
(3,000)	Credicorp Ltd. (Peru)	(439,680)

	TOTAL SECURITIES SOLD SHORT (Proceeds $405,797)	$(439,680)

ADR – American Depositary Receipt
LLC – Limited Liability Company

*	Non-income producing security.
1	Callable.

See accompanying Notes to Schedule of Investments.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Tax Information
At December 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$29,516,793
Proceeds from securities sold short	$405,797

Gross unrealized appreciation	$1,041,309
Gross unrealized depreciation	(1,176,005)
Net unrealized depreciation	$(134,696)

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets:
Investments
Common Stocks1	$9,963,741	$-	$-	$9,963,741
Corporate Bonds	-	18,890,848	-	18,890,848
Short-Term Investments	561,382	-	-	561,382
Total Investments	$10,525,123	$18,890,848	$-	$29,415,971

Liabilities:
Securities Sold Short
Common Stocks1	$439,680	$-	$-	$439,680
Total Liabilities	$439,680	$-	$-	$439,680

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities during the period end December 31, 2012.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	2/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/25/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/25/13

* Print the name and title of each signing officer under his or her signature.